General and Administrative expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Depreciation (Note 6)	$ 286	$ 220	$ 266
Consulting	614	564	422
Directors’ fees	225	181	84
Office and general	394	200	140
Shareholder information	545	511	286
Professional fees	1,089	1,297	1,258
Salaries and benefits	1,308	939	559
Management remuneration	1,470	466	435
Share based payments	2,933	3,228	178
Travel and accommodation	163	73	32
Total General and Administrative	$ 9,027	$ 7,679	$ 3,660